Share Capital - Schedule of Outstanding Warrants (Details) (10-K)	9 Months Ended		12 Months Ended
	Sep. 30, 2020 $ / shares shares [1]	Sep. 30, 2020 $ / shares shares [1]	Dec. 31, 2019 $ / shares shares		Dec. 31, 2019 $ / shares shares		Dec. 31, 2018 $ / shares shares		Dec. 31, 2018 $ / shares shares
Number of warrants, beginning balance | shares	3,398,997	3,398,997	688,721	[1]	688,721	[1]
Number of warrants, ending balance | shares	3,398,997	3,398,997	3,398,997	[1]	3,398,997	[1]	688,721	[1]	688,721	[1]
Weighted average exercise price, beginning balance	$ 5.93		$ 1.80	[1]
Weighted average exercise price, Granted				[1]				[1]
Weighted average exercise price, Cancelled				[1]				[1]
Weighted average exercise price, ending balance	$ 5.77		$ 5.93	[1]			1.80	[1]
CAD [Member]
Weighted average exercise price, beginning balance		$ 7.70			$ 2.34	[1]
Weighted average exercise price, Granted						[1]				[1]
Weighted average exercise price, Cancelled | (per share)						[1]		[1]
Weighted average exercise price, ending balance		$ 7.70			$ 7.70	[1]			$ 2.34	[1]
Granted During Quarter 3, 2018 [Member
Number of warrants, Granted | shares							63,158	[1]	63,158	[1]
Weighted average exercise price, Granted							$ 1.83	[1]
Expiry Date							Aug. 24, 2021		Aug. 24, 2021
Granted During Quarter 3, 2018 [Member | CAD [Member]
Weighted average exercise price, Granted									$ 2.38	[1]
Granted During Quarter 4, 2018 [Member
Number of warrants, Granted | shares							63,158	[1]	63,158	[1]
Weighted average exercise price, Granted							$ 1.83	[1]
Expiry Date							Oct. 15, 2021		Oct. 15, 2021
Granted During Quarter 4, 2018 [Member | CAD [Member]
Weighted average exercise price, Granted									$ 2.38	[1]
Granted During Quarter 4, 2018 One [Member
Number of warrants, Granted | shares							528,721	[1]	528,721	[1]
Weighted average exercise price, Granted							$ 1.83	[1]
Expiry Date							Dec. 21, 2021		Dec. 21, 2021
Granted During Quarter 4, 2018 One [Member | CAD [Member]
Weighted average exercise price, Granted									$ 2.38	[1]
Granted During Quarter 4, 2018 Two [Member
Number of warrants, Granted | shares							33,684	[1]	33,684	[1]
Weighted average exercise price, Granted							$ 1.28	[1]
Expiry Date							Dec. 21, 2021		Dec. 21, 2021
Granted During Quarter 4, 2018 Two [Member | CAD [Member]
Weighted average exercise price, Granted									$ 1.66	[1]
Granted During Quarter 1, 2019 [Member
Number of warrants, Granted | shares			210,526	[1]	210,526	[1]
Weighted average exercise price, Granted			$ 1.83	[1]
Expiry Date			Jan. 16, 2022		Jan. 16, 2022
Granted During Quarter 1, 2019 [Member | CAD [Member]
Weighted average exercise price, Granted					$ 2.38	[1]
Granted During Quarter 1, 2019 One [Member
Number of warrants, Granted | shares			16,842	[1]	16,842	[1]
Weighted average exercise price, Granted			$ 1.28	[1]
Expiry Date			Jan. 21, 2022		Jan. 21, 2022
Granted During Quarter 1, 2019 One [Member | CAD [Member]
Weighted average exercise price, Granted					$ 1.66	[1]
Granted During Quarter 2, 2019 [Member
Number of warrants, Granted | shares			1,563,806	[1]	1,563,806	[1]
Weighted average exercise price, Granted			$ 7.31	[1]
Expiry Date			May 02, 2024		May 02, 2024
Granted During Quarter 2, 2019 [Member | CAD [Member]
Weighted average exercise price, Granted					$ 9.50	[1]
Granted During Quarter 2, 2019 One [Member
Number of warrants, Granted | shares			986,068	[1]	986,068	[1]
Weighted average exercise price, Granted			$ 7.31	[1]
Expiry Date			May 10, 2024		May 10, 2024
Granted During Quarter 2, 2019 One [Member | CAD [Member]
Weighted average exercise price, Granted					$ 9.50	[1]
Cancelled During Quarter 2, 2019 [Member
Number of warrants, Cancelled | shares			(63,158)	[1]	(63,158)	[1]
Weighted average exercise price, Cancelled			$ 1.83	[1]
Expiry Date			May 10, 2024		May 10, 2024
Cancelled During Quarter 2, 2019 [Member | CAD [Member]
Weighted average exercise price, Cancelled					$ 2.38	[1]
Granted During Quarter 3, 2019 [Member
Number of warrants, Granted | shares			1,453	[1]	1,453	[1]
Weighted average exercise price, Granted			$ 7.31	[1]
Expiry Date			May 10, 2024		May 10, 2024
Granted During Quarter 3, 2019 [Member | CAD [Member]
Weighted average exercise price, Granted					$ 9.50	[1]
Cancelled During Quarter 3, 2019 [Member
Number of warrants, Cancelled | shares			(5,263)	[1]	(5,263)	[1]
Weighted average exercise price, Cancelled			$ 7.31	[1]
Expiry Date			May 10, 2024		May 10, 2024
Cancelled During Quarter 3, 2019 [Member | CAD [Member]
Weighted average exercise price, Cancelled					$ 9.50	[1]

[1]	reflects the 1:4.75 reverse stock split effected on November 29, 2020.